HOMES 2025-NQM5 TRUST ABS-15G

Exhibit 99.7 - Schedule 2

TPR Firm:		Report Date:	10/8/2025
Client Name:	Ares	Report:	Final Tape Compare
Deal Name:	HOMES 2025-NQM5	Loans in report:	1

Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	System Source	Reviewer Data	Tape Data
XXX	1115880			XXX	Loan Program	businessPurposeApprovalandGuidelinePage	XXX	XXX
XXX	1115880			XXX	Verified Doc Type	employmentIncomePage	Bank Statement	Alternative
XXX	1115880			XXX	QM Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX